FAIR VALUE MEASUREMENT AND DISCLOSURE (Details) (USD $)	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 141,204	$ 20,066	$ 1,304,374
Convertible promissory note with embedded conversion option		305,220
Derivative liabilities	571,630
Cash, total	712,834	325,286	1,304,374
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	141,204	20,066	1,304,374
Convertible promissory note with embedded conversion option		0
Derivative liabilities	0
Cash, total	141,204	20,066	1,304,374
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	0	0	0
Convertible promissory note with embedded conversion option		0
Derivative liabilities	0
Cash, total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	0	0	0
Convertible promissory note with embedded conversion option		305,220
Derivative liabilities	517,630
Cash, total	$ 517,630	$ 305,220	$ 0